Consolidated Statements of Financial Position $ in Millions, $ in Millions		Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
CURRENT ASSETS
Cash and cash equivalents			$ 40,277	$ 47,248
Trade receivables, net			16,318	13,014
Inventories			11,888	11,960
Recoverable taxes			5,912	5,293
Other current financial assets			2,911	931
Other current assets			1,906	1,918
Total current assets			79,212	80,364
NON CURRENT ASSETS
Investments accounted for using the equity method			8,452	7,494
Right-of-use assets			2,069	1,472
Property, plant and equipment, net			71,205	62,183
Intangible assets, net			103,122	102,174
Deferred tax assets			7,975	8,342
Other non-current financial assets			730	5,136
Other non-current assets			5,230	4,402
Total non-current assets			198,783	191,203
TOTAL ASSETS			277,995	271,567
CURRENT LIABILITIES
Bank loans and notes payable			0	645
Current portion of non-current debt			8,524	1,808
Current portion of lease liabilities			472	614
Interest payable			862	811
Suppliers			26,835	22,745
Accrued liabilities			11,850	11,885
Taxes payable			7,981	6,972
Other current financial liabilities			1,436	741
Total current liabilities			57,960	46,221
NON-CURRENT LIABILITIES
Bank loans and notes payable			70,145	83,329
Post-employment and other non-current employee benefits			3,709	4,126
Non-current portion of lease liabilities			1,663	891
Deferred tax liabilities			2,839	2,710
Other non-current financial liabilities			3,863	508
Provisions and other non-current liabilities			5,940	6,210
Total non-current liabilities			88,159	97,774
TOTAL LIABILITIES			146,119	143,995
EQUITY
Common stock			2,060	2,060
Additional paid-in capital			45,560	45,560
Retained earnings			88,664	81,037
Other equity instruments			(2,187)	(2,133)
Accumulated other comprehensive income			(8,712)	(4,974)
Equity attributable to equity holders of the parent			125,385	121,550
Non-controlling interest in consolidated subsidiaries			6,491	6,022
TOTAL EQUITY			131,876	127,572
TOTAL LIABILITIES AND EQUITY			$ 277,995	$ 271,567
Currency in which supplementary information is displayed
CURRENT ASSETS
Cash and cash equivalents	[1]	$ 2,066
Trade receivables, net	[1]	837
Inventories	[1]	610
Recoverable taxes	[1]	303
Other current financial assets	[1]	149
Other current assets	[1]	98
Total current assets	[1]	4,063
NON CURRENT ASSETS
Investments accounted for using the equity method	[1]	434
Right-of-use assets	[1]	106
Property, plant and equipment, net	[1]	3,652
Intangible assets, net	[1]	5,289
Deferred tax assets	[1]	409
Other non-current financial assets	[1]	37
Other non-current assets	[1]	268
Total non-current assets	[1]	10,196
TOTAL ASSETS	[1]	14,259
CURRENT LIABILITIES
Bank loans and notes payable	[1]	0
Current portion of non-current debt	[1]	437
Current portion of lease liabilities	[1]	24
Interest payable	[1]	44
Suppliers	[1]	1,376
Accrued liabilities	[1]	608
Taxes payable	[1]	409
Other current financial liabilities	[1]	74
Total current liabilities	[1]	2,973
NON-CURRENT LIABILITIES
Bank loans and notes payable	[1]	3,598
Post-employment and other non-current employee benefits	[1]	190
Non-current portion of lease liabilities	[1]	85
Deferred tax liabilities	[1]	146
Other non-current financial liabilities	[1]	198
Provisions and other non-current liabilities	[1]	305
Total non-current liabilities	[1]	4,522
TOTAL LIABILITIES	[1]	7,495
EQUITY
Common stock	[1]	106
Additional paid-in capital	[1]	2,337
Retained earnings	[1]	4,548
Other equity instruments	[1]	(112)
Accumulated other comprehensive income	[1]	(447)
Equity attributable to equity holders of the parent	[1]	6,431
Non-controlling interest in consolidated subsidiaries	[1]	333
TOTAL EQUITY	[1]	6,764
TOTAL LIABILITIES AND EQUITY	[1]	$ 14,259

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3